Income Taxes - Schedule of Deferred Taxes Expense (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Income Tax [Abstract]
Origination and reversal of temporary differences	$ (40,147,243)	$ (6,300,795)
Change in unrecognized deductible temporary differences	35,548,666	10,902,135
Deferred tax (recovery) expense	$ (4,598,577)	$ 4,601,340